Document and Entity Information	Jan. 25, 2021
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001469367
Document Type	8-K
Document Period End Date	Jan. 25, 2021
Entity Registrant Name	Sunrun Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-37511
Entity Tax Identification Number	26-2841711
Entity Address, Address Line One	225 Bush Street
Entity Address, Address Line Two	Suite 1400
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94104
City Area Code	(415)
Local Phone Number	580-6900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	RUN
Entity Emerging Growth Company	false